FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
November 30, 2020 (Unaudited)

Shares	Private Funds (a) - 94.6%	Initial Acquisition Date	Cost	Value

Event Driven Strategies - 22.6%
806	Corre Opportunities Offshore Fund, Ltd., Series AU 2015-05	5/1/2015	$ 838,685	$ 1,257,031
9,796	Omni Event Fund Ltd., Class B	4/1/2019	1,004,993	1,077,302
2,156	Pluscios Offshore Fund, SPC, Class F, Series 2020-01 (b)	9/1/2013	2,291,159	2,502,406
			4,134,837	4,836,739
Long/Short Equity Strategies - 10.3%
1,300	Eminence Fund, Ltd., Class A, Initial Series	7/1/2014	928,798	1,336,536
603	Miura Global Fund, Ltd., Class AA, Sub Class I, Top Series	7/1/2013	497,570	858,935
			1,426,368	2,195,471
Multi Strategies - 45.9%
20,681	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	1/1/2014	2,149,547	3,725,200
368	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8 (RE)	1/1/2014	25,316	37,748
5	Lanx Offshore Partners, Ltd., Class A, Series 0720 III R8	1/1/2014	-	599
2,709	Lanx Offshore Partners, Ltd., Class X, Series 0114 III R8	1/1/2014	186,178	231,955
837	Millenium International, Ltd., Class EE , Series 01A	8/1/2013	1,263,702	2,405,786
10,414	Titan Masters International Fund, Ltd., Class M 10-18	6/1/2014	1,933,279	2,177,598
529	Verition International Multi-Strategy Fund Ltd., Class C, Series 1 (2014.06)	1/31/2018	750,000	1,223,535
			6,308,022	9,802,421
Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 3.3%
402	Varadero International, Ltd., Class A, Series 0113, Tranche 2	1/2/2018	562,500	695,584

Relative Value Strategies: General - 12.5%
114	Hildene Opportunities Offshore Fund, Ltd., Class ST-A, Series 17	9/1/2013	427,611	794,491
19	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	11/1/2013	476,800	779,064
13	Pine River Fixed Income Fund, Ltd., Class A, Series 60	6/1/2014	12,986	7,896
492	Rose Grove Offshore Fund I, Ltd., Class A, Series 1019	10/1/2019	1,000,000	1,085,016
			1,917,397	2,666,467

	Total Private Funds		$ 14,349,124	$ 20,196,682

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2020 (Unaudited)

Shares	Money Market Funds - 5.3%	Cost	Value

229,741	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.00% (c)	$ 229,741	$ 229,741
904,563	Goldman Sachs Financial Square Government Fund - FST Shares, 0.02% (c)	904,563	904,563
	Total Money Market Funds	$ 1,134,304	$ 1,134,304

	Investments in Securities, at Value - 99.9% (Note 2)	$ 15,483,428	$ 21,330,986

	Other Assets in Excess of Liabilities - 0.1%		16,511

	Net Assets - 100.0%		$ 21,347,497

(a)	Private Funds include investment funds that are organized outside of the United States and are not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and investment funds that invest in other investment funds that are not registered under the 1940 Act. All are non-income producing securities.
(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	The rate shown is the 7-day effective yield as of November 30, 2020.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2020 (Unaudited)

Unfunded
Commitments
		Redemption	Redemption	as of
Value (e)	Strategy	Frequency	Notice (Days)	November 30, 2020

$ 4,836,739	Event Driven Strategies (f)	Monthly-	60-90	$ -
Quarterly

2,195,471	Long/Short Equity Strategies (g)	Monthly-	45-60	-
Quarterly

9,802,421	Multi Strategies (h)	Monthly-	45-90	-
Quarterly

695,584	Relative Value Strategies: Fixed Income	Quarterly	90	-
Hedge and Fixed Income Arbitrage (i)

2,666,467	Relative Value Strategies: General (j)	Monthly-	45-180	-
Quarterly

(e)	Values of Private Funds have been estimated using the net asset value per share (practical expedient) as of November 30, 2020 (Note 1).

(f)	Event Driven Strategies include strategies that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and/or (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issuers (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions and portfolios typically have a long or short bias. 26% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but redemptions of 90% or more of their total value are subject to an audit holdback until completion of the audit as of November 30, 2020. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2020.

(g)	Long/Short Equity Strategies include strategies that purchase long and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. Portfolios typically have a long or short bias. 61% of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a 5% audit holdback as of November 30, 2020. The remaining Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of November 30, 2020.

(h)	Multi Strategies include strategies that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (i or j) below) and Long/Short Equity Strategies (see (g) above). 37% of the value of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of November 30, 2020. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2020.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2020 (Unaudited)

(i) Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage include strategies that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and/or (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers such as banks, corporations, governments and financial institutions as well as mortgage-backed securities to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). All of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a quarterly 25% investor level gate as of November 30, 2020.

(j) Relative Value Strategies: General include strategies that: (1) employ Fixed Income Hedge or Fixed Income Arbitrage Strategies (see (i) above); and/or (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). 4% of the Private Funds employing these strategies can be redeemed with no restrictions but are subject to a 20% investor level gate as of November 30, 2020. Less than 1% of the Private Funds employing these strategies are in the process of being fully liquidated and are no longer accepting redemption requests as of November 30, 2020. The remaining Private Funds employing these strategies can be redeemed with no restrictions as of November 30, 2020.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited)

1.	Security Valuation

FSI Low Beta Absolute Return Fund (the “Fund”) computes its net asset value (“NAV”) as of the last business day of each month. In determining its NAV, the Fund values its investments as of such month-end. The Board of Trustees has approved procedures pursuant to which the Fund’s Valuation Committee will value the Fund’s investments in Private Funds at fair value. As a general matter, the fair value of the Fund’s interest in a Private Fund will represent the amount that the Fund could reasonably expect to receive from a Private Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Private Fund in accordance with the Private Fund’s valuation policies and reported at the time that the Valuation Committee values the Private Fund. In the unlikely event that a Private Fund does not report a month-end value to the Fund on a timely basis, the Valuation Committee would determine the fair value of such Private Fund based on the most recent value reported by the Private Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the date the Valuation Committee values the Private Fund.

Consistent with the Fund’s valuation procedures, option contracts, if any, are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Futures contracts, if any, which are traded on a commodities exchange are valued at their closing settlement price on the exchange on which they are primarily traded and over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities as determined by the Valuation Committee in accordance with the Fund’s valuation procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•   Level 1 – quoted prices in active markets for identical assets

•   Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

FSI LOW BETA ABSOLUTE RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the Fund’s investments and the inputs used to value the investments, by security type, as of November 30, 2020:

		Fair Value Measurements at the End
		of the Reporting Period Using
	11/30/2020	Level 1	Level 2	Level 3
Investments in Securities:
Private Funds*
Event Driven Strategies	$ 4,836,739	$ -	$ -	$ -
Long/Short Equity Strategies	2,195,471	-	-	-
Multi Strategies	9,802,421	-	-	-
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	695,584	-	-	-
Relative Value Strategies: General	2,666,467	-	-	-
Money Market Funds	1,134,304	-	1,134,304	-

Total	$ 21,330,986	$ -	$ 1,134,304	$ -

Other Financial Instruments:
Futures Contracts	$ -	$ -	$ -	$ -

* Investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy in accordance with ASU 2015-07.

The Fund did not hold any derivatives or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2020.

2. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2020:

Tax cost of portfolio investments	$ 21,336,896
Gross unrealized appreciation	$ -
Gross unrealized depreciation	(5,910)
Net unrealized depreciation	$ (5,910)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to holdings classified as passive foreign investment companies (PFICs).